3. Furniture and Equipment - Furniture and Equipment (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Property and Equipment - gross	$ 152,883		$ 149,830
Less: Accumulated Depreciation	33,692		17,221
Property and Equipment - net	119,191		132,609
Quarter One Report [Member]
Property and Equipment - gross		$ 151,320
Less: Accumulated Depreciation		22,625
Property and Equipment - net		128,695
Office Equipment | Quarter Three Report [Member]
Property and Equipment - gross	122,322		120,759
Office Equipment | Quarter One Report [Member]
Property and Equipment - gross		120,759	120,759
Furniture and Fixtures | Quarter Three Report [Member]
Property and Equipment - gross	$ 30,561		29,071
Furniture and Fixtures | Quarter One Report [Member]
Property and Equipment - gross		$ 30,560	$ 29,070